Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000005585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	$ 10,000		$ 9,967	$ 11,455	$ 10,709	$ 8,257	$ 12,989	$ 16,392	$ 16,597	$ 16,693	$ 16,109	$ 24,078
C000005583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		9,518	11,022	10,391	8,073	12,805	16,289	16,607	16,820	16,232	24,261
C000005586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,072	11,698	11,055	8,614	13,708	17,482	17,875	18,152	17,566	26,319
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Accumulated Value	10,000		11,514	13,144	13,810	13,125	19,129	18,088	18,461	21,685	24,252	31,770
S And P Global Natural Resources Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index (Net)
Accumulated Value	$ 10,000		$ 11,083	$ 13,636	$ 12,902	$ 10,204	$ 15,546	$ 18,556	$ 18,270	$ 19,219	$ 17,818	$ 26,548